SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA
 ----------------------------   -----------------------    -----------------
         [Signature]                [City, State]               [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                  -------------------------

Form 13F Information Table Entry Total:
                                                  -------------------------

Form 13F Information Table Value Total:
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------
totals                                         284548       6120874   6120874                                              6120874

T. Rowe Price Group, Inc.       74144T108       12199        235100    235100                                               235100
Exxon Mobil Corporation         30231G102       11497        137062    137062                                               137062
The Coca-Cola Company           191216100       10829        207023    207023                                               207023
IShare DJ Tot Mkt IN            464287846        9232        125879    125879                                               125879
ConocoPhillips                  20825C104        8613        109715    109715                                               109715
American Express Company        025816109        8109        132550    132550                                               132550
Johnson & Johnson               478160104        8040        130481    130481                                               130481
118 issues each
  <10,000 shares <$200,000      various          7717        211669    211669                                               211669
Church & Dwight Co., Inc.       171340102        6663        137500    137500                                               137500
Southeastern Bank Financial
  Corp.                         841584105        6120        152998    152998                                               152998
Lincoln National Corporation    534187109        6080         85701     85701                                                85701
Bank of America Corporation     060505104        6032        123388    123388                                               123388
General Electric                369604103        5965        155836    155836                                               155836
International Game Technology   459902102        5850        147350    147350                                               147350
Microsoft Corporation           594918104        5324        180669    180669                                               180669
Sunrise Senior Living, Inc.     86768K106        5243        131100    131100                                               131100
FedEx Corporation               31428X106        4735         42666     42666                                                42666
General Dynamics Corporation    369550108        4419         56500     56500                                                56500
The Hershey Company             427866108        4353         85992     85992                                                85992
Zimmer Holdings, Inc.           98956P102        4312         50790     50790                                                50790
Berkshire Hathaway Inc NEW      084670207        4200          1165      1165                                                 1165
AGL Resources Inc.              047753108        4075        100676    100676                                               100676
Mediacom Communications
  Corporation                   58446K105        3852        397484    397484                                               397484
Paychex, Inc.                   704326107        3693         94401     94401                                                94401
Peabody Energy Corporation      704549104        3670         75850     75850                                                75850
Merck and Co Inc                589331107        3571         71700     71700                                                71700
Brown-Forman Corporation        115637209        3398         46500     46500                                                46500
Wachovia Corporation            929903102        3246         63343     63343                                                63343
3M Company                      88579Y101        3224         37148     37148                                                37148
Royal Dutch Shell plc (ADR)     780259206        3223         39694     39694                                                39694
Medco Health Solutions Inc.     58405U102        3064         39286     39286                                                39286
The Charles Schwab Corporation  808513105        3041        148180    148180                                               148180
Procter Gamble                  742718109        2943         48095     48095                                                48095
Morgan Stanley India
  Investment Fund Inc           61745C105        2894         64329     64329                                                64329
SunTrust Banks, Inc.            867914103        2677         31227     31227                                                31227
BHP Billiton Limited (ADR)      088606108        2677         44800     44800                                                44800
Watts Water Technologies, Inc.  942749102        2645         70600     70600                                                70600
The St. Joe Company             790148100        2600         56100     56100                                                56100
Deere & Company                 244199105        2548         21100     21100                                                21100
Cousins Properties Incorporated 222795106        2453         84550     84550                                                84550
Alltel Corporation              020039103        2364         35000     35000                                                35000
Equity Residential              29476L107        2222         48704     48704                                                48704
Energy Select Spdr              81369Y506        2208         32000     32000                                                32000
AT&T Inc.                       001957505        2099         50568     50568                                                50568
American International Group    026874107        2077         29662     29662                                                29662
CLARCOR Inc.                    179895107        2051         54800     54800                                                54800
Rio Tinto plc (ADR)             767204100        2051          6700      6700                                                 6700
Diebold Incorporated            253651103        1933         37040     37040                                                37040
Duke Realty Corporation         264411505        1905         53400     53400                                                53400
The Walt Disney Company         254687106        1862         54540     54540                                                54540
The Shaw Group Inc.             820280105        1852         40000     40000                                                40000
Ceradyne, Inc.                  156710105        1849         25000     25000                                                25000
Cameco Corporation              13321L108        1822         35910     35910                                                35910
Newmont Mining Corporation      651639106        1789         45800     45800                                                45800
Consolidated Water Co. Ltd.     G23773107        1779         60700     60700                                                60700
S&P Dep Receipts                78462F103        1762         11715     11715                                                11715
Florida East Coast
  Industries Inc.>7/07$         340632108        1693         20400     20400                                                20400
Chattem Inc.                    162456107        1629         25700     25700                                                25700
Wolseley plc (ADR)              97786P100        1618         66900     66900                                                66900
PetroChina Company
  Limited (ADR)                 71646E100        1615         10860     10860                                                10860
Colonial Properties Trust       195872106        1610         44177     44177                                                44177
Carnival Corporation            143658300        1546         31700     31700                                                31700
Health Care Property
  Investors Inc.                421915109        1541         53274     53274                                                53274
International Business
  Machines Corp.                459200101        1473         13999     13999                                                13999
Texas Pacific Land Trust        882610108        1467          4770      4770                                                 4770
Greater China Fund              39167B102        1412         52677     52677                                                52677
TIB Financial Corp.             872449103        1362        106000    106000                                               106000
Cisco Systems, Inc.             17275R102        1286         46160     46160                                                46160
Regions Financial Corporation   7591EP100        1244         37574     37574                                                37574
IDEXX Laboratories, Inc.        45168D104        1192         12600     12600                                                12600
Forest Laboratories, Inc.       345838106        1032         22600     22600                                                22600
PepsiCo, Inc.                   713448108        1018         15700     15700                                                15700
Pfizer Inc.                     717081103         979         38287     38287                                                38287
Honeywell International Inc.    438516106         968         17200     17200                                                17200
Technology Spdr                 81369Y803         873         34100     34100                                                34100
Anheuser-Busch Companies, Inc.  035229103         847         16240     16240                                                16240
PS Water Resource               73935X575         810         38700     38700                                                38700
The Home Depot, Inc.            437076102         776         19730     19730                                                19730
Kimberly-Clark Corporation      494368103         770         11512     11512                                                11512
Schlumberger                    806857108         671          7900      7900                                                 7900
United Technologies Corporation 913017109         660          9300      9300                                                 9300
Chevron Corporation             166764100         633          7516      7516                                                 7516
General Growth Properties       370021107         609         11500     11500                                                11500
Harley-Davidson, Inc.           412822108         608         10200     10200                                                10200
Genuine Parts Company           372460105         556         11200     11200                                                11200
Cogdell Spencer Inc.            19238U107         535         26000     26000                                                26000
Powershares Buyback
Achievers ETF                   73935X286         532         20300     20300                                                20300
The Southern Company            842587107         513         14949     14949                                                14949
Ameriprise Financial, Inc.      03076C106         512          8050      8050                                                 8050
Medical Properties Trust, Inc.  58463J304         503         38000     38000                                                38000
Swiss Helvetia Fund Inc.        870875101         483         27133     27133                                                27133
MoneyGram International, Inc.   60935Y109         470         16800     16800                                                16800
Johnson Controls, Inc.          478366107         463          4000      4000                                                 4000
InterNAP Network Services       45885A102         450         31176     31176                                                31176
Duke Energy Corporation         264399106         446         24370     24370                                                24370
JPMorgan Chase & Co.            46625H100         440          9088      9088                                                 9088
FPL Group, Inc.                 302571104         438          7726      7726                                                 7726
Dover Corporation               260003108         435          8500      8500                                                 8500
Barrick Gold Corporation        02451E109         416         14300     14300                                                14300
Polaris Industries Inc.         731068102         408          7534      7534                                                 7534
Citigroup Inc.                  172967101         398          7764      7764                                                 7764
Emerson Electric Co.            291011104         393          8400      8400                                                 8400
Intuit Inc.                     461202103         379         12600     12600                                                12600
Abbott Laboratories             002824100         369          6900      6900                                                 6900
-Savannah River Financial       805990538         350         35000     35000                                                35000
Flaherty&Crumr PFd Oppty Fd     33848E106         336         28000     28000                                                28000
Thermo Fisher Scientific Inc.   883556102         321          6200      6200                                                 6200
Macrovision Corporation         555904101         319         10600     10600                                                10600
Morgan Stanley                  617446448         317          3780      3780                                                 3780
Waste Management, Inc.          92929Q107         308          7900      7900                                                 7900
Fortune Brands, Inc.            349631100         307          3726      3726                                                 3726
Cross Timbers Royalty Trust     22757R109         296          6950      6950                                                 6950
Bristol Myers Squibb Co.        110122108         294          9310      9310                                                 9310
Pioneer Drilling Company        723655106         291         19500     19500                                                19500
The J.M. Smucker Company        832696405         274          4300      4300                                                 4300
The Boeing Company              097023105         269          2800      2800                                                 2800
Exelon Corporation              30161N101         261          3600      3600                                                 3600
AFLAC Incorporated              001055102         257          5000      5000                                                 5000
Verizon Communications Inc.     92343V104         253          6144      6144                                                 6144
GE CAP PINES                    369622485         248         10700     10700                                                10700
ProLogis                        743410102         228          4000      4000                                                 4000
Garmin Ltd.                     G37260109         215          2900      2900                                                 2900
SCANA Corporation               805898103         214          5600      5600                                                 5600
HSBC Holdings plc (ADR)         404280406         210          2284      2284                                                 2284
Intel Corporation               458140100         209          8800      8800                                                 8800
Dominion Resources, Inc.        25746U109         209          2420      2420                                                 2420
Camden National Corporation     133034108         204          5200      5200                                                 5200
The Travelers Companies, Inc.   89417E109         203          3798      3798                                                 3798
Thornburg MTG PFD C             885218305         201          8000      8000                                                 8000
Fidelity Southern Corporation   316320100         180         10560     10560                                                10560
Sirius Satellite Radio Inc.     82966U103          42         14000     14000                                                14000
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